FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 58,489	$ 8,364	¥ 10,911
Amounts due from intercompany			¥ 600
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Total current assets	¥ 342,439	$ 48,968	¥ 243,688
Investments	171,558	24,532	297,223
Call option assets	0		15,843
TOTAL ASSETS	593,748	84,904	636,644
Current liabilities:
Amounts due to intercompany	¥ 9,658	$ 1,381	¥ 9,658
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Interest payable	¥ 3,941	$ 564	¥ 1,480
Convertible notes	48,152	6,886	43,061
Put option liability	112	16
Total current liabilities	343,397	49,103	205,607
Put option liabilities			1,923
TOTAL LIABILITIES	351,212	50,221	209,134
Ordinary shares contingently redeemable	72,699	10,396	102,638
EQUITY
Additional paid-in capital	4,706,242	672,984	4,510,451
Statutory reserves	7,327	1,048	7,327
Accumulated other comprehensive loss	(11,924)	(1,705)	(11,890)
Accumulated deficit	(4,832,656)	(691,061)	(4,430,210)
The9 Limited shareholders' equity	190,880	27,296	338,649
TOTAL LIABILITIES AND EQUITY	593,748	84,904	636,644
Parent Company
Current assets:
Cash and cash equivalents	485	69	474
Prepayments and other current asset, net	3,877	554	1,278
Advances to suppliers	52	8
Amounts due from intercompany	486,796	69,611	536,347
Total current assets	491,210	70,242	538,099
Investments	139,432	19,939	238,713
Call option assets	0	0	15,843
TOTAL ASSETS	630,642	90,181	792,655
Current liabilities:
Amounts due to intercompany	285,978	40,894	301,066
Accrued expenses and other current liabilities	5,114	731	3,838
Conversion Feature Derivative Liability	24,589	3,516
Interest payable	3,118	446	1,480
Convertible notes	48,152	6,886	43,061
Put option liability	112	16
Total current liabilities	367,063	52,489	349,445
Put option liabilities	0	0	1,923
TOTAL LIABILITIES	367,063	52,489	351,368
Ordinary shares contingently redeemable	72,699	10,396	102,638
EQUITY
Additional paid-in capital	4,706,242	672,984	4,510,451
Statutory reserves	7,327	1,048	7,327
Accumulated other comprehensive loss	(11,924)	(1,705)	(11,890)
Accumulated deficit	(4,832,656)	(691,061)	(4,430,210)
The9 Limited shareholders' equity	190,880	27,296	338,649
TOTAL LIABILITIES AND EQUITY	630,642	90,181	792,655
Class A ordinary shares
EQUITY
Ordinary shares	317,358	45,382	258,481
Class A ordinary shares | Parent Company
EQUITY
Ordinary shares	317,358	45,382	258,481
Class B ordinary shares
EQUITY
Ordinary shares	4,533	648	4,490
Class B ordinary shares | Parent Company
EQUITY
Ordinary shares	¥ 4,533	$ 648	¥ 4,490